Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Voyage And Vessel Operating Expenses
Port charges	$ 70,433	$ 63,027	$ 55,738
Bunkers	189,424	139,252	130,800
Commissions – third parties	14,516	13,955	6,134
Commissions – related parties (Note 3)	4,140	3,870	3,780
Miscellaneous	8,021	6,007	3,606
Total voyage expenses	$ 286,534	$ 226,111	$ 200,058